OTHER LONG-TERM LIABILITIES - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Noncurrent [Abstract]
Staff cost accruals	$ 47,979	$ 20,545
Other liabilities	13,219	205
Deferred rent liabilities	11,749	12,296
Other deposits received	7,456	1,233
Construction costs and property and equipment retention payables	559	59,162
Other long-term liabilities	$ 80,962	$ 93,441